Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 16 - Equity

A.	Composition of share capital

As of December 2024, 2023 and 2022 the Company’s share capital consisted of 17,0000,000 authorized ordinary share (par value NIS 10.00) and 12,852,585 issued and outstanding shares (net of 258,046 Ordinary shares held as treasury share, all of which have been purchased according to share buyback programs that were authorized by the Company’s Board of Directors).

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €16,956 thousand based on the Euro/NIS exchange rate at that time) (see Note 12B).

During 2022, one of the Company’s employees exercised options to purchase 3,290 ordinary shares, respectively. No options were exercised during 2024 and 2023.

On January 16, 2024, the Company completed a public offering in Israel of Series F Debentures (see Note 12B) with an aggregate principal amount of NIS 170 million (approximately €41 million based on the Euro/NIS exchange rate at that time) and 1,020,000 Series 2 Warrants, tradable on the Tel Aviv Stock Exchange, to purchase the Company’s ordinary shares at an exercise price per share of NIS 80 (subject to adjustments upon customary terms), which expire on January 5, 2028. Of the total proceeds of the offering, an amount of NIS 10,046 thousand (approximately €2,449 thousand based on the Euro/NIS exchange rate at that time) was recognized in Current liabilities in connection with the Series 2 Warrants. As of December 31, 2024, the amount of the liability was €1,410 thousand.

B.	Rights attached to shares:

1.	Voting rights at the general meeting, right to dividend and rights upon liquidation of the Company.

2.	Commencing August 22, 2011, the Company’s ordinary shares have been listed on the NYSE American (formerly the NYSE MKT and the NYSE Amex). On October 27, 2013, the Company’s ordinary shares were also listed for trading on the Tel Aviv Stock Exchange in Israel.
C.	Translation reserve from foreign operation

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

D.	Capital management in the Company

The Company’s capital management objectives are:

1.	To preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by making reasonable investment decisions based on the level of internal rate of return that is in line with the Company’s business activity.

3.	To maintain healthy capital ratios in order to support business activity and maximize shareholders’ value.